Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P. (or the Partnership), which is a limited partnership organized under the laws of the Republic of The Marshall Islands and its wholly owned or controlled subsidiaries. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Significant intercompany balances and transactions have been eliminated upon consolidation. In addition, certain of the comparative figures have been reclassified to conform to the presentation adopted in the current period relating to certain operating activities in the Partnership's consolidated statements of cash flows and certain of the summarized financial information in Note 6c.

Foreign currency
Foreign currency
The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating revenues and expenses
Operating revenues and expenses
The lease element of time-charters and bareboat charters accounted for as operating leases are recognized by the Partnership on a straight-line basis daily over the term of the charter as the applicable vessel operates under the charter. The lease element of the Partnership’s time-charters that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease element is recognized over the lease term using the effective interest rate method and is included in voyage revenues. The Partnership recognizes revenues from the non-lease element of time-charter contracts as services are performed. The Partnership does not recognize revenues during days that the vessel is off-hire.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered.

Vessels and equipment
Vessels and equipment
All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment for the years ended December 31, 2016, 2015 and 2014 aggregated $86.6 million, $83.4 million and $70.1 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2016, 2015 and 2014 aggregated $9.9 million, $8.2 million and $3.1 million, respectively.

Generally, the Partnership dry docks each of its vessels every five years. In addition, a shipping society classification intermediate survey is performed on the Partnership’s LNG and LPG carriers between the second and third year of the five-year dry-docking cycle. The Partnership capitalizes certain costs incurred during dry docking and for the survey and amortizes those costs on a straight-line basis from the completion of a dry docking or intermediate survey over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2014 to December 31, 2016:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Balance at January 1,	33,916	33,635	40,328
Cost incurred for dry docking	13,944	10,357	13,471
Sales of vessels	(2,886)	—	(5,327)
Dry-dock amortization	(11,436)	(10,076)	(14,837)
Balance at December 31,	33,538	33,916	33,635

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Vessels and equipment that are held for sale are measured at the lower of their carrying amount or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses attributable to vessels and equipment classified as held for sale, or to their related liabilities, continue to be recognized as incurred.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining term of the capital lease. Losses on vessels sold and leased back under capital leases are recognized immediately when the fair value of the vessel at the time of sale and lease-back is less than its book value. In such case, the Partnership would recognize a loss in the amount by which book value exceeds fair value.

Investments in and advances to equity accounted joint ventures
Investments in and advances to equity accounted joint ventures
The Partnership’s investments in certain joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. In addition, the Partnership’s advances to equity accounted joint ventures are recorded at cost. The Partnership evaluates its investment in and advances to equity accounted joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income.

Debt issuance costs
Debt issuance costs
Debt issuance costs, including fees, commissions and legal expenses, are presented as a direct reduction from the carrying amount of the debt liability with the exception if debt issuance costs are not attributable to a specific debt liability or the debt issuance costs exceed the carrying value of the related debt liability, the debt issuance costs are deferred and presented as other assets in the Partnership's consolidated balance sheets. Debt issuance costs are amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s finite life intangible assets consist of acquired time-charter contracts and are amortized on a straight-line basis over the remaining term of the time-charters. Finite life intangible assets are assessed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

Derivative instruments
Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting.

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income (loss) in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. interest expense) in the consolidated statements of income. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps, interest rate swaptions, and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit (see Note 11c) are recorded in realized and unrealized loss on non-designated derivative instruments in the Partnership’s consolidated statements of income. Gains and losses from the Partnership’s cross currency swaps are recorded in foreign exchange gain in the Partnership’s consolidated statements of income.

Unit-based compensation
Unit-based compensation
The Partnership grants restricted unit awards as incentive-based compensation under the Teekay LNG Partners L.P. 2005 Long-Term Incentive Plan to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership and its subsidiaries. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Partnership’s unit-based compensation awards are reflected in general and administrative expenses in the Partnership’s consolidated statements of income.

Income taxes
Income taxes
The Partnership accounts for income taxes using the liability method. All but two of the Partnership’s Spanish-flagged vessels are subject to the Spanish Tonnage Tax Regime (or TTR). Under this regime, the applicable tax is based on the weight (measured as net tonnage) of the vessel and the number of days during the taxable period that the vessel is at the Partnership’s disposal, excluding time required for repairs. The income the Partnership receives with respect to the remaining two Spanish-flagged vessels is taxed in Spain at a rate of 25%. However, these two vessels are registered in the Canary Islands Special Ship Registry. Consequently, the Partnership is allowed a credit, equal to 90% of the tax payable on income from the commercial operation of these vessels, against the tax otherwise payable. This effectively results in an income tax rate of approximately 2.5% on income from the operation of these two Spanish-flagged vessels.

The Partnership recognizes the benefits of uncertain tax positions when it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense in the Partnership’s consolidated statements of income.

Guarantees
Guarantees
Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other income on the Partnership’s consolidated statements of income over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Accumulated other comprehensive (loss) income
Accumulated other comprehensive income (loss)
The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive income (loss) for the periods presented:

Qualifying Cash Flow Hedging Instruments $
Balance as at December 31, 2013	131
Other comprehensive loss	(1,534)
Balance as at December 31, 2014	(1,403)
Other comprehensive loss	(648)
Balance as at December 31, 2015	(2,051)
Other comprehensive income	2,626
Balance as at December 31, 2016	575

Accounting Pronouncements
In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Partnership on January 1, 2018 and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership’s only significant source of revenue that will be accounted for pursuant to ASU 2014-09 is its non-lease portion of time-charter contracts. Based on the Partnership’s preliminary assessment of ASU 2014-09, when applied to the standard terms of the Partnership’s time-charter contracts, no significant impact on the accounting for the non-lease portion of time-charter contracts is expected. The Partnership is in the process of validating aspects of its preliminary assessment of ASU 2014-09, determining the transitional impact and completing other items required for the adoption of ASU 2014-09.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Partnership expects to adopt ASU 2016-02 on January 1, 2018. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership’s lessee-related leasing activities primarily consist of on-balance sheet finance leases. The accounting for such transactions is not significantly impacted by ASU 2016-02. The Partnership also has extensive lessor-related leasing activities, which consist of bareboat charter contracts and the lease portion of time-charter contracts. However, ASU 2016-02 does not make extensive changes to lessor accounting. Based on the Partnership’s preliminary assessment of ASU 2016-02 no significant impact on the accounting for its lessor-related leasing activities is expected. The Partnership is in the process of validating aspects of its preliminary assessment of ASU 2016-02, determining the transitional impact and completing other items required for the adoption of ASU 2016-02.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses
on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts
and Cash Payments, which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. This update is effective for the Partnership January 1, 2018, with a retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.